Virtus Emerging Markets Equity Income Fund
Virtus Emerging Markets Equity Income Fund

Virtus Emerging Markets Equity Income Fund,

a series of Virtus Opportunities Trust

Supplement dated November 1, 2016 to the Summary Prospectus dated January 28, 2016, as supplemented,

and the Virtus Opportunities Trust Statutory Prospectus, dated January 28, 2016, as supplemented

Important Notice to Investors

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Emerging Markets Equity Income Fund		Class A	Class C	Class I
Management Fees		1.05%	1.05%	1.05%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.46%	0.46%	0.46%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	[1]	1.78%	2.53%	1.53%
Less: Expense Reimbursement	[2]	(0.16%)	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1],[2]	1.62%	2.37%	1.37%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[2]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.60% for Class A Shares, 2.35% for Class C Shares and 1.35% for Class I Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:
Expense Example - Virtus Emerging Markets Equity Income Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	730	1,088	1,470	2,537
Class C	Sold	340	772	1,331	2,854
Class I	Sold	139	468	819	1,810

Expense Example, No Redemption - Virtus Emerging Markets Equity Income Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	730	1,088	1,470	2,537
Class C	Held	240	772	1,331	2,854
Class I	Held	139	468	819	1,810